Financial Assets and Financial Liabilities - Schedule of Finance Income and Finance Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest income	€ 7,426	€ 692	€ 1,812
Exchange rate gains (net)	44,755	59,026
Total finance income	52,181	59,718	1,812
Finance expenses
Interest expenses	30,682	3,911	1,918
Fair value loss, derivatives	15,483
Other financial expenses	4,322
Exchange rate losses (net)			78,924
Total finance expenses	€ 50,487	€ 3,911	€ 80,842